CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)		Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Convertible debt, unamortized discount		$ 930,671	$ 371,387	$ 777,242
Convertible debt - Related parties, unamortized discount		$ 0	$ 0	$ 0
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized		25,000,000	25,000,000	25,000,000
Preferred stock, issued		0	0	0
Preferred stock, outstanding		0	0	0
Common stock, par value (in dollars per share)	[1]	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	[1]	500,000,000	500,000,000	500,000,000
Common stock, issued	[1]	191,121,339	128,902,124	8,883,922
Common stock, outstanding	[1]	191,121,339	128,902,124	8,883,922

[1]	After giving effect to a 10 for 1 reverse stock split effective November 1, 2019.